S-K 1602, SPAC Registered Offerings	Jan. 02, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	The rules of NASDAQ provide that at least 90% of the gross proceeds from this offering and the sale of the private shares be deposited in a trust account. An aggregate of $60,000,000 (or an aggregate of $69,000,000 if the over-allotment option is exercised in full), from the proceeds of this offering and the sales of the private shares, or $10.00 per share sold to the public in this offering (regardless of whether or not the over-allotment option is exercised in full or part) will be placed in a trust account in the United States, maintained by Continental Stock Transfer & Trust Company, acting as trustee pursuant to an agreement to be signed on the date of this prospectus. Pursuant to the investment management trust agreement that will govern the investment of such funds, the trustee, upon our written instructions, will direct Continental Stock Transfer & Trust Company to invest the funds as set forth in such written instructions and to custody the funds while invested and until otherwise instructed in accordance with the investment management trust agreement. The remaining $500,000 of net proceeds of this offering will not be held in the trust account
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 60,000,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing either to consummate our initial business combination or because we become obligated to redeem a significant number of our public shares upon consummation of our initial business combination, in which case we may issue additional securities or incur debt in connection with such business combination. Subject to compliance with applicable securities laws, we would only consummate such financing simultaneously with the consummation of our initial business combination. Following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we are unable to complete our initial business combination within 12 months (or up to 18 months if extended) from the effective date of this registration statement, unless we extend such period pursuant to our amended and restated memorandum and articles of association, we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter subject to lawfully available funds therefor, redeem 100% of the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to us to pay our taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, dissolve and liquidate, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law;

De-SPAC Consummation Timeframe, Possible Extensions	12
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
One Universe Sponsor Limited	1,500,000 ordinary shares(1)	$25,000
	314,500 private shares(1)	$3,145,000
	Up to $500,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
	$10,000 per month, up to $120,000 (or up to $180,000) in accordance with the Company’s amended and restated memorandum and articles of association	Office space, administrative and support services, for up to 12 months (or up to 18 months if extended)
	Up to $3,000,000 in working capital loans may be convertible into private shares at a price of $10.00 per share	Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

(1)      Assumes no exercise of the over-allotment option and the full forfeiture of 225,000 shares that are subject to forfeiture by our sponsor depending on the extent to which the underwriters’ over-allotment option is exercised.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per share of ordinary shares, assuming no value is attributed to the ordinary shares we are offering pursuant to this prospectus or the private placement shares, and the pro forma net tangible book value per share of our ordinary shares after this offering constitutes the dilution to investors in this offering. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of ordinary shares which may be redeemed for cash), by the number of issued and outstanding ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]	As of August 31, 2025, our net tangible book deficit was $60,081, or approximately $(0.04) per share of ordinary shares. For purposes of the dilution calculation, in order to present the maximum estimated dilution as a result of this offering, we have assumed the number of ordinary shares offered hereby will be deemed to be 6,000,000 ordinary shares and the price per share in this offering will be deemed to be $10.00. After giving effect to the sale of 6,000,000 ordinary shares we are offering by this prospectus (or 6,900,000 ordinary shares if the underwriters’ over-allotment option is exercised in full), the sale of the private shares and the deduction of underwriting commissions and estimated expenses of this offering, our pro forma net tangible book value at August 31, 2025, would have been $419,674 or $0.23 per share (or $499,919 or $0.24 per share if the underwriters’ over-allotment option is exercised in full), representing an immediate increase in net tangible book value of $0.27 per share (or $0.27 per share if the underwriters’ over-allotment option is exercised in full) to the insiders and an immediate dilution of 97.7% or $9.77 per share or (or 97.6% or $9.76 per share if the underwriters’ over-allotment option is exercised in full) to new investors not exercising their conversion/tender rights.
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
	Without Over-allotment	With Over-allotment
Public offering price	$10.00	10.00
Net tangible book value before this offering	$(0.04)	(0.03)
Increase attributable to public shareholders and sale of the private placement shares	$0.27	0.27
Pro forma net tangible book value after this offering*	$0.23	0.24
Dilution to public shareholders	$9.77	9.76
Percentage of dilution to public shareholders	97.7%	97.6%

*        The pro forma net tangible book value after the offering is calculated as follows:

	Without Over-allotment	With Over-allotment
Numerator:
Net tangible book deficit before this offering	$(60,081)	$(60,081)
Net proceeds from this offering and sale of private shares, net of expenses(1)	60,500,000	69,500,000
Plus: Offering costs paid in advance, excluded from tangible book value	60,000	60,000
Less: Over-allotment liability	(80,245)	—
Less: Proceeds held in trust subject to redemption(2)	(60,000,000)	(69,000,000)
	419,674	499,919
Denominator:
Ordinary shares issued and outstanding prior to this offering	1,725,000	1,725,000
Less: Ordinary shares forfeited if over-allotment is not exercised	(225,000)	—
Public Shares offered	6,000,000	6,900,000
Private Shares	314,500	341,500
Less: Shares subject to redemption	(6,000,000)	(6,900,000)
	1,814,500	2,066,500

(1)      Expenses applied against gross proceeds include offering expenses of $845,000. See “Use of Proceeds.”

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or any of their affiliates may purchase public shares or public shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.

In addition, the table below shows material probable transactions or sources of dilution and the extent of such dilution that non-redeeming public shareholders could experience in connection with the closing of this offering. The table below assumes: Scenario A) no public shares are redeemed, Scenario B) 25% of the maximum number of our public shares are redeemed, Scenario C) 50% of the maximum number of our public shares are redeemed, Scenario D) 75% of the maximum number of our public shares are redeemed, and Scenario E) maximum of our public shares redemptions that would permit us to maintain net tangible assets of $5,000,001 are redeemed.

As of August 31, 2025

Without Over-Allotment Option Exercised	Scenario A No Redemption(1)	Scenario B 25% of maximum redemptions(2)	Scenario C 50% of maximum redemptions(3)	Scenario D 75% of maximum redemptions(4)	Scenario E Maximum redemptions(5)
Offering price of $10.00 of ordinary shares	$10.00	$10.00	$10.00	$10.00	$10.00
Pro forma net tangible book value per share, as adjusted*	7.73	7.24	6.49	5.15	2.20
Dilution to public shareholders	$2.27	$2.76	$3.51	$4.85	$7.80

____________

*        The pro forma net tangible book value per share after the offering is calculated as follows:

Without Over-Allotment Option Exercised	Scenario A No Redemption(1)	Scenario B 25% of maximum redemptions(2)	Scenario C 50% of maximum redemptions(3)	Scenario D 75% of maximum redemptions(4)	Scenario E Maximum redemptions(5)
Numerator:
Net tangible book value before this offering	$(60,081)	$(60,081)	$(60,081)	$(60,081)	$(60,081)
Net proceeds from this offering and sale of the private shares, net of expenses(11)	60,500,000	60,500,000	60,500,000	60,500,000	60,500,000
Plus: Offering costs accrued in advance, excluded from tangible book value	60,000	60,000	60,000	60,000	60,000
Less: Proceeds held in trust subject to redemption(12)	—	(13,854,918)	(27,709,837)	(41,564,755)	(55,419,673)
Less: Over-allotment option liability	(80,245)	(80,245)	(80,245)	(80,245)	(80,245)
	$60,419,674	$46,564,756	$32,709,837	$18,854,919	$5,000,001

Denominator:
Ordinary shares issued and outstanding prior to this offering	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000
Less: Ordinary shares forfeited if over-allotment is not exercised	(225,000)	(225,000)	(225,000)	(225,000)	(225,000)
Public Shares offered	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000
Private Shares	314,500	314,500	314,500	314,500	314,500
Less: Shares subject to redemption	—	(1,385,492)	(2,770,984)	(4,156,475)	(5,541,967)
	7,814,500	6,429,008	5,043,516	3,658,025	2,272,533

(1)      The numbers set forth in this column assume that none of 5,541,967 public shares are redeemed.

(2)      The numbers set forth in this column assume that 1,385,492 public shares, or 25%, of 5,541,967 public shares are redeemed.

(3)      The numbers set forth in this column assume that 2,770,984 public shares, or 50%, of 5,541,967 public shares are redeemed.

(4)      The numbers set forth in this column assume that 4,156,475 public shares, or 75%, of 5,541,967 public shares are redeemed.

(5)      The numbers set forth in this column assume that 5,541,967 public shares are redeemed, which is the maximum redemptions that would permit us to maintain net tangible assets of $5,000,001.

As of August 31, 2025

With Over-Allotment Option Exercised	Scenario A No Redemption(6)	Scenario B 25% of maximum redemptions(7)	Scenario C 50% of maximum redemptions(8)	Scenario D 75% of maximum redemptions(9)	Scenario E Maximum redemptions(10)
Offering price of $10.00 of ordinary shares	$10.00	$10.00	$10.00	$10.00	$10.00
Pro forma net tangible book value per share, as adjusted*	7.75	7.26	6.49	5.12	1.99
Dilution to public shareholders	$2.25	$2.74	$3.51	$4.88	$8.01

____________

*        The pro forma net tangible book value per share after the offering is calculated as follows:

With Over-Allotment Option Exercised	Scenario A No Redemption(6)	Scenario B 25% of maximum redemptions(7)	Scenario C 50% of maximum redemptions(8)	Scenario D 75% of maximum redemptions(9)	Scenario E Maximum redemptions(10)
Numerator:
Net tangible book value before this offering	$(60,081)	$(60,081)	$(60,081)	$(60,081)	$(60,081)
Net proceeds from this offering and sale of the private shares, net of expenses(11)	69,500,000	69,500,000	69,500,000	69,500,000	69,500,000
Plus: Offering costs accrued in advance, excluded from tangible book value	60,000	60,000	60,000	60,000	60,000
Less: Proceeds held in trust subject to redemption(12)	—	(16,124,980)	(32,249,959)	(48,374,939)	(64,499,918)
	$69,499,919	$53,374,939	$37,249,960	$21,124,980	$5,000,001

Denominator:
Ordinary shares issued and outstanding prior to this offering	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000
Public Shares offered	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000
Private Shares	314,500	314,500	314,500	314,500	314,500
Less: Shares subject to redemption	—	(1,612,498)	(3,224,996)	(4,837,494)	(6,449,992)
	8,966,500	7,354,002	5,741,504	4,129,006	2,516,508

(6)      The numbers set forth in this column assume that none of 6,449,992 public shares are redeemed.

(7)      The numbers set forth in this column assume that 1,612,498 public shares, or 25%, of 6,449,992 public shares are redeemed.

(8)      The numbers set forth in this column assume that 3,224,996 public shares, or 50%, of 6,449,992 public shares are redeemed.

(9)      The numbers set forth in this column assume that 4,837,494 public shares, or 75%, of 6,449,992 public shares are redeemed.

(10)    The numbers set forth in this column assume that 6,449,992 public shares are redeemed, which is the maximum redemptions that would permit us to maintain net tangible assets of $5,000,001.

(11)    Expenses applied against gross proceeds include offering expenses of $845,000. See “Use of Proceeds.”

(12) If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or any of their affiliates may purchase public shares or public shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company;

(ii)    duty to exercise powers for the purposes for which those powers were conferred;

(iii)   duty to avoid fettering his or her discretion in the future; and

(iv)   duty to avoid conflicts of interest and of duty.

The common law duties owed by a director are those to act with skill, care and diligence that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and, also, to act with the skill, care and diligence in keeping with a standard of care commensurate with any particular skill they have which enables them to meet a higher standard than a director without those skills. In fulfilling their duty of care to us, our directors must ensure compliance with our amended articles of association, as amended and restated from time to time. We have the right to seek damages where certain duties owed by any of our directors are breached. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to another entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, subject to their fiduciary duties under Cayman Islands law.

Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

Although none of our directors and officers are currently involved with other SPACs, it is possible that our directors and officers may be involved in other SPACs in the future. In addition, our sponsor and our officers and directors or any of their affiliates may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. While there is no formal commitment to proceed in this manner, we expect that our company will have priority over any other special purpose acquisition companies (if any) subsequently formed by our sponsor, officers or directors with respect to acquisition opportunities until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination. While neither us nor certain other SPACs limit acquisition opportunities to a specific industry or geographic region, we and other SPACs have different criteria and priority for selecting suitable opportunities and the background, experience and resources of management as a whole vary significantly among us and other SPACs. As a result of the foregoing, we do not believe that any potential conflict from our management and sponsor’s other business or investment ventures would materially affect our ability to complete our initial business combination.

In the case that our sponsor, directors, and officers sponsor, or otherwise become involved with, any other SPACs prior to completing our initial business combination in the future, we expect that our company will generally have priority over any other special purpose acquisition companies subsequently formed by our sponsor, officers or directors with respect to acquisition opportunities until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

There may be actual or potential material conflicts of interest between our sponsor, its affiliates or promoters on the one hand, and the investors in this offering on the other hand. Potential investors should be aware of the following potential conflicts of interest:

Potential investors should be aware of the following potential conflicts of interest:

•        Our insiders will directly or indirectly own 1,725,000 insider shares (up to 225,000 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised) and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        The $0.0145 per share price that our sponsor paid for the insider shares creates an incentive whereby our sponsor could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.

•        In the event we do not consummate a business combination within the proscribed period, the insider shares, private shares will expire worthless, which could create an incentive our insiders to complete any transaction, regardless of its ultimate value.

•        Each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        The insider shares owned by our sponsor will be released from lock-up restrictions only if a business combination is successfully completed and subject to certain other limitations. Additionally, our sponsor will not receive distributions from the trust account with respect to any of their insider shares if we do not complete a business combination. Furthermore, our sponsor has agreed that the private shares will not be sold or transferred by it until after we have completed our initial business combination. In addition, our insiders may loan funds to us after this offering and may be owed reimbursement for expenses incurred in connection with certain activities on our behalf which would only be repaid if we complete an initial business combination. For the foregoing reasons, the personal and financial interests of our directors and executive officers may influence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.

•        Although none of our insiders is involved in any special purpose acquisition companies except us, our sponsor, officers and directors may in the future sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination.

•        Our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities. Other than the foregoing, we do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he or she may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to our company as well as the other entities with which they are affiliated. Our management has pre-existing fiduciary duties and contractual obligations and may have conflicts of interest in determining to which entity a particular business opportunity should be presented. As a result, our officers or directors may present a potential target to our competitor that would have been presented to us or devote time to our affairs which may have a negative impact on our ability to complete our initial business combination.

•        Our insiders are not prohibited from sponsoring, or otherwise becoming involved with, any other blank check companies prior to completing our initial business combination. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such opportunity to such entity and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands law. We do not believe, however, that any fiduciary duties or contractual obligations of our directors or officers would materially undermine our ability to complete our business combination. In the case that our sponsor, directors, and officers sponsor, or otherwise become involved with, any other SPACs prior to completing our initial business combination in the future, we expect that our company will generally have priority over any other special purpose acquisition companies subsequently formed by our sponsor, officers or directors with respect to acquisition opportunities until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

We are not prohibited from pursuing an initial business combination with a business combination target that is affiliated with our sponsor, officers or directors or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination. In the event we seek to complete our initial business combination with a business combination target that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking or another independent entity that commonly renders valuation opinions stating that the consideration to be paid by us in such initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context. We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.

If we seek shareholder approval, we will complete our initial business combination only if a majority of the ordinary shares, represented in person or by proxy and entitled to vote thereon, voted at a shareholder meeting are voted in favor of the business combination. In such case, our sponsor and each member of our management team have agreed to vote their founder shares, private placement shares included in any private placement shares and public shares purchased during or after this offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto).